Employee Benefit Plans (Assumptions in Determining Benefit Obligations) (Details)	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits U.S. Plans
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	4.50%	4.10%
Pension Benefits U.S. Plans | Minimum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	2.25%	2.25%
Pension Benefits U.S. Plans | Maximum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	8.50%	8.50%
Other Postretirement Benefits U.S. Plans
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	4.60%	4.10%